SA Franklin Allocation Moderately Aggressive Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.55%	14.29%
SA Frk Alloc Mod Aggr Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.12%	9.72%		11.00%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	17.83%	10.76%		10.39%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	17.70%	10.60%		10.23%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	17.57%	10.49%		10.11%